EQUITY-BASED AND OTHER COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of total compensation and benefits expense, excluding Principals Agreement Compensation, but including Principal Performance Payments
Fortress’s total compensation and benefits expense, excluding Principals Agreement Compensation, but including Principal Performance Payments (described below), is comprised of the following:

	Year Ended December 31,
	2014	2013	2012
Equity-based compensation, per below	$38,157	$39,266	$213,274
Profit-sharing expense, per below	269,162	263,436	154,658
Discretionary bonuses	239,561	220,114	197,677
Other payroll, taxes and benefits	248,481	218,945	184,750
	$795,361	$741,761	$750,359

Schedule of categories of equity-based compensation
Fortress currently has several categories of equity-based compensation which are accounted for as described in the table below. A total of 181,593,848 Class A shares have been authorized for issuance under Fortress’s equity-based compensation plan as of December 31, 2014. RSUs are Class A restricted share units which entitle the holder to receive Class A shares on various future dates if the applicable service conditions, if any, are met.

		Service	Entitled to		December 31, 2014
	Type of	Conditions	Dividends		Shares/Units
Granted To	Award	(A)	(B)	Accounting	Outstanding
Employees	RSUs	Yes	Yes	Fair value at grant date expensed over service period.	7,196,292
	RSUs	Yes	No	Fair value at grant date discounted for the non-entitlement to dividends, expensed over service period.	12,957,454
	RPUs (C)	Yes (C)	Yes (C)	Fair value at grant date expensed over service period.	—
Directors	Restricted Shares	Yes	Yes	Fair value at grant date expensed over service period.	1,045,134
Non- Employees (employees of affiliates and former employee)	RSUs	Yes	No	Fair value at grant date discounted for the non-entitlement to dividends, expensed over service period. Subsequent changes in fair value, through the vesting date, expensed over remaining service period with a cumulative catch-up adjustment in the period of change.	396,874

(A)
Generally, employee awards made at the time of the initial public offering vested 25% at the end of each of the third through sixth years of service (with a final vesting in January 2013). Subsequent employee awards made through December 31, 2011 generally vest over 2.5 years, 33 1/3% at each of three annual dates. Employee awards made during 2012, 2013 and 2014 generally vest over 3 years, 50% each in years two and three. Certain employees have different vesting schedules. Vesting of awards may be accelerated if an employee is terminated without cause, or in the event of death or disability, or a change in control of Fortress.

(B)
Vested Class A shares are delivered to employee grant recipients within no more than six months after vesting or, in certain circumstances, on an agreed schedule. Director restricted shares are delivered effective on the grant date.  Certain awards entitle the recipient to receive dividend equivalent payments prior to such delivery dates or between vesting and delivery.

(C)
Represents FOG restricted partnership units ("RPUs") granted to a former senior employee. In connection with the grant of these interests, the employee received partnership distribution equivalent payments on such units with economic effect as from January1, 2008. The RPUs vest into full capital interests in newly issued Fortress Operating Group units. One third of the RPUs vested in each of January 2011, January 2012 and January 2013.

Schedule of range of assumptions related to RSUs
The discount related to RSUs, which do not entitle the recipients to dividend equivalents prior to the vesting of Class A shares, was based on the estimated present value of dividends to be paid during the vesting period, which in turn was based on an estimated initial dividend rate (based on the actual dividend rate on the grant date), an estimated dividend growth rate and a risk-free discount rate (based on grant date and term), as follows:

	Range of Assumptions
	2014	2013	2012
Initial dividend rate	4.00%	5.00%	6.00%
Dividend growth rate	5.00%	3.64%	0.00%
Risk-free discount rate	0.28%	0.18%	0.13%

Schedule of equity-based compensation activities
The following tables set forth information regarding equity-based compensation activities.

	RSUs				Restricted Shares		RPUs
	Employees		Non-Employees		Issued to Directors		Employees
	Number	Value (A)	Number	Value (A)	Number	Value (A)	Number	Value (A)
Outstanding at December 31, 2011	34,670,464	$10.49	787,046	$11.33	570,293	$6.24	20,666,667	$13.75
2012
Issued	6,821,847	2.96	—	—	257,918	3.18	—	—
Transfers	(1,794,043)	3.09	1,794,043	3.09	—	—	—	—
Converted to Class A shares	(13,496,889)	11.60	(1,293,693)	5.62	—	—	(4,340,000)	13.75
Converted to Class B shares	—	—	—	—	—	—	(5,993,333)	13.75
Forfeited	(4,446,835)	3.68	(40,990)	8.03	—	—	—	—
Outstanding at December 31, 2012	21,754,544	9.44	1,246,406	5.51	828,211	5.29	10,333,334	13.75

2013
Issued	8,950,696	5.10	—	—	127,533	6.21	—	—
Transfers	—	—	—	—	—	—	—	—
Converted to Class A shares	(10,762,805)	12.52	(1,231,906)	5.53	—	—	(10,333,334)	13.75
Forfeited	(713,969)	3.72	—	—	—	—	—	—
Outstanding at December 31, 2013	19,228,466	4.14	14,500	3.12	955,744	5.41	—	—

2014
Issued	8,415,043	7.19	237,498	7.18	89,390	7.38	—	—
Transfers	(152,313)	5.09	152,313	5.64	—	—	—	—
Converted to Class A shares	(5,591,854)	3.81	(7,437)	3.28	—	—	—	—
Forfeited	(1,745,596)	3.87	—	—	—	—	—	—
Outstanding at December 31, 2014 (B)	20,153,746	$5.52	396,874	$6.51	1,045,134	$5.58	—	$—

Schedule of total equity-based compensation activities

	Year Ended December 31,
	2014	2013	2012
Expense incurred (B)
Employee RSUs	$22,925	$22,869	$116,339
Non-Employee RSUs	1,428	1	734
Principal Performance Payments (C)	13,307	16,396	5,422
Granted Class A Shares (D)	497	—	—
Restricted Shares (E)	—	—	24
RPUs	—	—	90,755
Total equity-based compensation expense	$38,157	$39,266	$213,274

(A)	Represents the weighted average grant date estimated fair value per share or unit.

(B)
In future periods, Fortress will further recognize compensation expense on its non-vested equity based awards outstanding as of December 31, 2014 of $53.2 million, with a weighted average recognition period of 2.2 years. This does not include contingent amounts.

(C)	A total of approximately 0.5 million, 3.2 million and 2.9 million RSUs were awarded as Principal Performance Payments based on 2014, 2013 and 2012 results, respectively.

(D)	Represents expense associated with vested Class A shares granted during the year ended December 31, 2014.

(E)
Certain restricted shares granted to directors are recorded in General and Administrative Expense ($0.5 million, $0.6 million and $0.8 million for the years ended December 31, 2014, 2013 and 2012 respectively) and therefore are not included above.

Schedule of the expense accrual for the Principal Performance Payments by segment
The expense for Principal Performance Payments was comprised of the following:

	Year Ended December 31, 2014			Year Ended December 31, 2013
	Equity-Based Compensation	Profit Sharing Expense	Total	Equity-Based Compensation	Profit Sharing Expense	Total
Private equity business	$—	$5,588	$5,588	$—	$2,401	$2,401
Liquid hedge fund business	3,730	1,591	5,321	5,019	12,548	17,567
Credit business	9,577	22,202	31,779	11,377	19,664	31,041
Total	$13,307	$29,381	$42,688	$16,396	$34,613	$51,009

Schedule of recognized profit sharing compensation expense
Recognized profit sharing compensation expense is summarized as follows:

	Year Ended December 31,
	2014	2013	2012
Private equity funds	$303	$2,135	$966
Permanent capital vehicles	13,221	10,690	10,134
Liquid hedge funds	29,347	51,886	21,350
Credit hedge funds	59,819	95,229	65,298
Credit PE funds	137,091	68,883	36,759
Principal Performance Payments (A)	29,381	34,613	20,151
Total	$269,162	$263,436	$154,658

(A)	Relates to all applicable segments.